Ameritas Life Insurance Corp. Logo

                                                                5900 "O" Street
                                                               Lincoln, NE 68510

April 21, 2006

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. Separate Account LLVA
         (1940 Act No. 811-07661)
         Post-Effective Amendment No. 2 on Form N-4 (1933 Act No. 333-122109) Pursuant to Rule 485(a)
         GENESIS NO-LOAD Variable Annuity

Dear Ms. Samuel:

Ameritas Life Insurance Corp. is submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2006.

On February 28, 2006, we submitted for your review a Rule 485(a) amendment filing for this registration. In response to your comments provided by telephone on April 10, 2006, we made the following revisions:
     - You requested the portfolio company names, as required by Item 1a(viii) of Form N-4, be listed on the cover page of the prospectus. On page 1, we revised the variable investment options chart to list the portfolio names.
     - You stated that we need to add a statement that a small number of voters could affect voting. On page 22, we added the sentence: "It is possible that a small number of Policy owners can determine the outcome of a voting proposal."
     - You provided the current Commission street address and telephone number. We revised the Statement of Additional Information page 5 with this information.
     - You discussed concerns if the money market investment option were a portfolio affiliated with the depositor or registrant. This is not applicable to the Genesis product because neither Ameritas Life Insurance Corp. nor the Separate Account is affiliated with Profunds.

Other revisions made since the February 28, 2006 Rule 485(a) filing include:
     - Variable investment option portfolio expense tables (and related table footnotes on contractual and voluntary waivers and reimbursements) and investment objectives charts were updated with information provided by the funds and portfolio investment advisers.
     - Separate account and company financial statements for the fiscal year ended December 31, 2005 are included with the SAI.
     - Text was revised in the death benefits, short term trading, and voting sections.
     -    Other non-substantive typographical and editorial changes were made.

We acknowledge that the fund is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
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If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant General Counsel II